------------------------------------
                                            OMB APPROVAL
                                            OMB Number: 3235-0570
                                            Expires: September 30, 2007
                                            Estimated average burden
                                            hours per response. . . . . . . 19.4
                                            ------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09064
                                    --------------------------------------------

                       Cadre Institutional Investors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 Airport Corporate Center, One Corporate Drive,
                       Suite 101, Bohemia, New York 11716
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            PFM Asset Management LLC
                 Airport Corporate Center, One Corporate Drive,
                       Suite 101, Bohemia, New York 11716
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (631) 467-0200
                                                   -----------------------------

Date of fiscal year end:        9/30/06
                         ---------------------------

Date of reporting period:     10/1/05 to 3/31/06
                         ---------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

REGISTRANT'S SEMI-ANNUAL REPORTS TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006 ARE ATTACHED BELOW.

                      CADRE INSTITUTIONAL INVESTORS TRUST
                                     [LOGO]


                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                    CADRE RESERVE FUND - MONEY MARKET SERIES
                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                             MONEY MARKET PORTFOLIO
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                               SEMI-ANNUAL REPORT

                                 March 31, 2006


Cadre Institutional Investors Trust
Airport Corporate Center
One Corporate Drive
Bohemia, NY 11716
800-221-4524

www.ciitfunds.com

Table of Contents


1     MESSAGE FROM THE INVESTMENT ADVISER

2     FUND FINANCIAL STATEMENTS

7     NOTES TO FUND FINANCIAL STATEMENTS

12    MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

15    NOTES TO MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

18    U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

20    NOTES TO U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

23    OTHER FUND INFORMATION

24    INFORMATION ABOUT FUNDS' AND PORTFOLIOS' EXPENSES

For further information on the Funds, call 1-800-221-4524 or visit us online at www.ciitfunds.com

The Trust files its complete schedules of portfolio holdings with the SEC for the Trust's first and third fiscal quarters on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus. The prospectus can be obtained from the Funds' distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Funds' proxy voting guidelines either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov. In addition, you may obtain a free report on the Funds' proxy voting record during the 12 months ended June 30, 2005 either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov.

Message from the Investment Adviser

We are pleased to present the semi-annual report for the Cadre Institutional Investors Trust (the Trust) for the six-months ended March 31, 2006. Shareholders enjoyed higher investment returns during the last six months as the Federal Reserve continued to raise interest rates, bringing the overnight bank lending rate to 4.75% by March 31st. Yields in the Cadre Liquid Asset Fund - Money Market Series, the Cadre Reserve Fund - Money Market Series and the Cadre Reserve Fund - U.S. Government Series (the Funds) tracked this increase, as reflected in the period-end yields shown to the right.

                                                     Current 7-day Yield on
                                                 -------------------------------
                                                    3/31/06           9/30/05
--------------------------------------------------------------------------------
Cadre Liquid Asset Fund - Money Market Series        4.13%             3.12%
Cadre Reserve Fund - Money Market Series             4.42%             3.43%
Cadre Reserve Fund - U.S. Government Series          4.38%             3.41%

Although the pace of economic expansion in the period was distorted by the impact of two severe hurricanes in the late summer, the trend of solid growth and moderate inflation--which began in mid 2003--remains in place. The hurricanes depressed fourth quarter economic activity, with gross domestic product growing by an anemic 1.7%, as retail sales weakened and the housing market softened. This led to speculation that the economy would slow in 2006. However the first quarter of the new year brought strong growth, with solid increases in consumer spending an upsurge of business investment and solid government spending. The economy created nearly two million jobs in 2005, and the pace of job growth continued into the first months of 2006. Meanwhile the unemployment rate dropped below 5% in the fourth quarter and remained there through the first quarter.

[LINE CHART]

  Inflation (Year-Over-Year)

               CPI    CORE CPI
               ---    --------
1/31/2005      3.0      2.3
2/28/2005      3.0      2.4
3/31/2005      3.1      2.3
4/30/2005      3.5      2.2
5/31/2005      2.8      2.2
6/30/2005      2.5      2.0
7/31/2005      3.2      2.1
8/31/2005      3.6      2.1
9/30/2005      4.7      2.0
10/31/2005     4.3      2.1
11/30/2005     3.5      2.1
12/31/2005     3.4      2.2
1/31/2006      4.0      2.1
2/28/2006      3.6      2.1
3/31/2006      3.4      2.1

With the economy approaching full employment and the overall economy showing solid growth, there is renewed concern that inflation will accelerate. So far, the Core Consumer Price Index (CPI) has shown only modest growth with a year-over-year increase of just over 2.0% in recent months. Other indicators of core price behavior show a similar pattern. These measures show core price inflation to be near the upper limit of the Federal Reserve's forecast comfort zone but--importantly--not above it. However the sharp rise in commodity and energy prices that has persisted into the new year pushed broader price measures up at an accelerated pace. As the above chart shows, in recent months the year over year gain in overall CPI has been in the range of 3.5%. Bond investors worry that the effects of the more volatile components will ultimately lead to further rises in core prices.

The Federal Reserve's new chairman, Ben Bernanke, appears committed to promoting transparency in Fed policy. His early statements have noted that two years of Fed tightening have all but eliminated the very easy monetary policy that was implemented after September 11, 2001, and that with overnight rates in range of 5%, future Fed actions will be particularly sensitive to forthcoming economic data. Unless inflation rises sharply or the economy suddenly enters into a tailspin, this is likely to mean a less certain path for interest rates in coming months. The economy may repeat the history of the period 1994-2000 when steady growth kept the Fed largely on the sidelines, though it did not dampen volatility in intermediate and longer-term interest rates. Until it is clear that we have settled into such a pattern we will remain mildly defensive in managing the CIIT Funds, with a preference for a somewhat shorter average maturity than we would otherwise have.

We will continue to manage the Funds with safety of principal our first priority while producing a yield that keeps pace with that of other high quality short-term instruments.

Respectfully,
PFM Asset Management LLC

                                             Cadre Institutional Investors Trust
                                             Semi-Annual Report ~ March 31, 2006

Statements of Assets & Liabilities
March 31, 2006
(Unaudited)

                                                    Cadre                 Cadre             Cadre Reserve
                                                Liquid Asset             Reserve             Fund - U.S.
                                             Fund - Money Market   Fund - Money Market       Government
                                                   Series                 Series                Series
------------------------------------------------------------------------------------------------------------
Assets
   Investments in master portfolios
     (see Note 1)                            $        46,347,007   $       189,020,366   $       177,410,347
                                             ---------------------------------------------------------------
       Total assets                                   46,347,007           189,020,366           177,410,347
                                             ---------------------------------------------------------------
Liabilities
   Administration fees payable                             9,648                16,021                15,537
   Cash management fees payable                           16,604                   400                14,097
   Transfer agent fees payable                             2,539                 8,010                 7,768
   Accrued trustees' fees and expenses                       235                   230                 1,286
   Legal fees payable                                      1,083                 3,192                 3,992
   Audit and tax fees payable                              6,650                 6,650                 6,650
   Other accrued expenses                                 52,811                24,933                24,947
                                             ---------------------------------------------------------------
        Total liabilities                                 89,570                59,436                74,277
                                             ---------------------------------------------------------------
Net Assets                                   $        46,257,437   $       188,960,930   $       177,336,070
                                             ===============================================================
Net Asset Value, Offering Price
   and Redemption Price Per Share            $              1.00   $              1.00   $              1.00
                                             ===============================================================
Net Assets Consist of
    Common stock, at par value of $0.001     $            46,257   $           188,961   $           177,336
    Paid-in capital in excess of par value            46,211,180           188,771,969           177,158,734
                                             ---------------------------------------------------------------
Shares Issued and Outstanding
  (Unlimited Shares Authorized)              $        46,257,437   $       188,960,930   $       177,336,070
============================================================================================================

Cadre Liquid Asset Fund - Money Market Series
Statements of Operations
(Unaudited)
                                                    Six Months     Year ended
                                                      Ended       September 30,
                                                  March 31, 2006       2005
--------------------------------------------------------------------------------
Investment Income
Investment income and expenses allocated
 from Cadre Institutional Investors Trust -Money
   Market Portfolio
   Interest                                       $    1,202,209  $    1,071,947
   Expenses                                               29,518          38,811
                                                  ------------------------------
Net investment income from Cadre Institutional
  Investors Trust -Money Market Portfolio              1,172,691       1,033,136
                                                  ------------------------------
Expenses
   Administration fees                                    53,413          74,428
   Transfer agent fees                                    14,056          19,586
   Cash management fees                                   46,549          56,210
   Audit and tax fees                                      6,650          13,950
   Legal fees                                              2,363           1,497
   Trustees' fees and expenses                               839           1,200
   Registration and filing fees                            6,960          13,920
   Ratings fees                                            1,000           2,110
   Other expenses                                         10,135          22,836
                                                  ------------------------------
             Total expenses                              141,965         205,737
                                                  ------------------------------
Net Investment Income                             $    1,030,726  $      827,399
================================================================================

   The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2006

Cadre Reserve Fund - Money Market Series
Statements of Operations
(Unaudited)


                                                    Six Months     Year ended
                                                      Ended       September 30,
                                                  March 31, 2006       2005
--------------------------------------------------------------------------------
Investment Income
Investment income and expenses allocated
  from Cadre Institutional
  Investors Trust -Money
   Market Portfolio
   Interest                                      $    3,341,114  $    3,084,466
   Expenses                                              80,891         109,183
                                                 ------------------------------
Net investment income from Cadre
  Institutional Investors Trust-
  Money Market Portfolio                              3,260,223       2,975,283
                                                 ------------------------------
Expenses
   Administration fees                                   77,422         109,777
   Transfer agent fees                                   38,711          54,889
   Cash management fees                                   1,085           6,418
   Audit and tax fees                                     6,650          13,950
   Legal fees                                             6,517           3,907
   Trustees' fees and expenses                            2,538           3,600
   Registration and filing fees                           8,010          12,000
   Ratings fees                                           1,000           2,100
   Other expenses                                         9,385           2,546
                                                 ------------------------------
             Total expenses                             151,318         209,187
             Less fee waivers                                --          (3,069)
                                                 ------------------------------
             Net expenses                               151,318         206,118
                                                 ------------------------------
Net Investment Income                            $    3,108,905  $    2,769,165
================================================================================

Cadre Reserve Fund - U.S. Government Series
Statements of Operations
(Unaudited)
                                                    Six Months     Year ended
                                                      Ended       September 30,
                                                  March 31, 2006       2005
--------------------------------------------------------------------------------
Investment Income
Investment income and expenses allocated
   from Cadre Institutional Investors
   Trust - U.S. Government Money Market Portfolio
   Interest                                       $    3,471,273  $    4,449,442
   Expenses                                               87,967         165,448
                                                  ------------------------------
Net investment income from Cadre
   Institutional Investors Trust -
   U.S. Government Money
   Market Portfolio                                    3,383,306       4,283,994
                                                  ------------------------------
Expenses
   Administration fees                                    81,834         166,982
   Transfer agent fees                                    40,917          83,491
   Cash management fees                                   17,619           7,263
   Audit and tax fees                                      6,650          13,950
   Legal fees                                              7,687           6,350
   Trustees' fees and expenses                             2,587           6,600
   Registration and filing fees                            6,000          12,000
   Ratings fees                                            1,800           3,600
   Other expenses                                          7,509          12,845
                                                  ------------------------------
             Total expenses                              172,603         313,081
                                                  ------------------------------
Net Investment Income                             $    3,210,703  $    3,970,913
================================================================================
   The accompanying notes are an integral part of these financial statements.

                                             Cadre Institutional Investors Trust
                                             Semi-Annual Report ~ March 31, 2006

Cadre Liquid Asset Fund - Money Market Series
Statements of Changes in Net Assets
(Unaudited)

                                                     Six Months            Year Ended             Year Ended
                                                       Ended              September 30,          September 30,
                                                  March 31, 2006              2005                   2004
-----------------------------------------------------------------------------------------------------------------
Operations
   Net investment income                       $          1,030,726   $            827,399   $            135,991
                                               ------------------------------------------------------------------

Dividends to Shareholders from
   Net investment income                                 (1,030,726)              (827,399)              (135,991)
                                               ------------------------------------------------------------------

Share Transactions
   Shares issued                                      1,331,491,102          2,334,569,577          1,003,549,944
   Shares redeemed                                   (1,346,543,526)        (2,303,621,006)        (1,001,167,011)
   Distributions reinvested                               1,030,726                827,399                135,991
                                               ------------------------------------------------------------------
       Net (decrease) increase in net
        assets resulting from
        share transactions                              (14,021,698)            31,775,970              2,518,924
                                               ------------------------------------------------------------------
   Total (decrease) increase in net assets              (14,021,698)            31,775,970              2,518,924

Net Assets
   Beginning of period                                   60,279,135             28,503,165             25,984,241
                                               ------------------------------------------------------------------
   End of period                               $         46,257,437   $         60,279,135   $         28,503,165
=================================================================================================================

Cadre Reserve Fund - Money Market Series
Statements of Changes in Net Assets
(Unaudited)

                                                     Six Months            Year Ended             Year Ended
                                                       Ended              September 30,          September 30,
                                                  March 31, 2006              2005                   2004
-----------------------------------------------------------------------------------------------------------------
Operations
   Net investment income                       $          3,108,905   $          2,769,165   $            691,456
                                               ------------------------------------------------------------------

Dividends to Shareholders from
   Net investment income                                 (3,108,905)            (2,769,165)              (691,456)
                                               ------------------------------------------------------------------

Share Transactions
   Shares issued                                        566,048,410            870,979,958            856,246,586
   Shares redeemed                                     (490,569,981)          (846,441,063)          (874,508,130)
   Distributions reinvested                               3,108,905              2,769,165                691,456
                                               ------------------------------------------------------------------
       Net increase (decrease) in net
        assets resulting from
        share transactions                               78,587,334             27,308,060            (17,570,088)
                                               ------------------------------------------------------------------
   Total increase (decrease) in net assets               78,587,334             27,308,060            (17,570,088)

Net Assets
   Beginning of period                                  110,373,596             83,065,536            100,635,624
                                               ------------------------------------------------------------------
   End of period                               $        188,960,930   $        110,373,596   $         83,065,536
=================================================================================================================

   The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2006

Cadre Reserve Fund - U.S. Government Series
Statements of Changes in Net Assets
(Unaudited)

                                                     Six Months            Year Ended             Year Ended
                                                       Ended              September 30,          September 30,
                                                  March 31, 2006              2005                   2004
-----------------------------------------------------------------------------------------------------------------
Operations
   Net investment income                       $          3,210,703   $          3,970,913   $          1,320,290
                                               ------------------------------------------------------------------

Dividends to Shareholders from
   Net investment income                                 (3,210,703)            (3,970,913)            (1,320,290)
                                               ------------------------------------------------------------------

Share Transactions
   Shares issued                                        581,014,634          1,363,240,330            642,214,505
   Shares redeemed                                     (552,023,997)        (1,355,764,179)          (689,194,661)
   Distributions reinvested                               3,210,703              3,970,913              1,320,290
                                               ------------------------------------------------------------------
       Net increase (decrease) in net
        assets resulting from
        share transactions                               32,201,340             11,447,064            (45,659,866)
                                               ------------------------------------------------------------------
   Total increase (decrease) in net assets               32,201,340             11,447,064            (45,659,866)

Net Assets
   Beginning of period                                  145,134,730            133,687,666            179,347,532
                                               ------------------------------------------------------------------
   End of period                               $        177,336,070   $        145,134,730   $        133,687,666
=================================================================================================================

Cadre Liquid Asset Fund - Money Market Series
Financial Highlights
(Unaudited)

                                             Six Months                          Year Ended September 30,
For a share outstanding                    Ended March 31,     ----------------------------------------------------------
throughout the period                           2006               2005        2004        2003        2002       2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $          1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
Income from Operations
   Net investment income                             0.018          0.020       0.006       0.008       0.016       0.046
Less Dividends
   Net investment income                            (0.018)        (0.020)     (0.006)     (0.008)     (0.016)     (0.046)
                                          -------------------------------------------------------------------------------
Net asset value, end of period            $          1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
-------------------------------------------------------------------------------------------------------------------------

Ratio/Supplemental Data
Total return                                          1.85%(1)       2.07%       0.56%       0.74%       1.55%       4.61%
Net assets, end of period (000's)         $         46,257       $ 60,279    $ 28,503    $ 25,984    $ 27,623    $ 36,036

Ratio to average net assets:
   Net investment income                              3.67%(2)       2.11%       0.58%       0.75%       1.60%       4.58%
   Operating expenses
      Including reimbursement, waiver or
       recoupement                                    0.61%(2)       0.62%       0.64%       0.62%       0.59%       0.66%
      Excluding reimbursement, waiver or
       recoupement                                    0.61%(2)       0.62%       0.64%       0.62%       0.59%       0.50%
=========================================================================================================================

(1)   Unannualized.

(2)   Annualized.

   The accompanying notes are an integral part of these financial statements.

                                             Cadre Institutional Investors Trust
                                             Semi-Annual Report ~ March 31, 2006

Cadre Reserve Fund - Money Market Series
Financial Highlights
(Unaudited)

                                             Six Months                          Year Ended September 30,
For a share outstanding                    Ended March 31,     ----------------------------------------------------------
throughout the period                           2006               2005        2004        2003        2002       2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $         1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
Income from Operations
   Net investment income                            0.020          0.024       0.009       0.011       0.018       0.049
Less Dividends
   Net investment income                           (0.020)        (0.024)     (0.009)     (0.011)     (0.018)     (0.049)
                                          -------------------------------------------------------------------------------
Net asset value, end of period            $         1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
-------------------------------------------------------------------------------------------------------------------------

Ratio/Supplemental Data
Total return                                         2.00%(1)       2.41%       0.91%       1.09%       1.86%       5.07%
Net assets, end of period (000's)         $       188,961       $110,374    $ 83,066    $100,636    $176,071    $207,359

Ratio to average net assets:
   Net investment income                             4.02%(2)       2.51%       0.89%       1.10%       1.84%       4.91%
   Operating expenses
      Including reimbursement, waiver or
       recoupement                                   0.30%(2)       0.29%       0.30%       0.28%       0.30%       0.24%
      Excluding reimbursement, waiver or
       recoupement                                   0.30%(2)       0.29%       0.32%       0.26%       0.26%       0.27%
=========================================================================================================================

Cadre Reserve Fund - U.S. Government Series
Financial Highlights
(Unaudited)

                                             Six Months                          Year Ended September 30,
For a share outstanding                    Ended March 31,     ----------------------------------------------------------
throughout the period                           2006               2005        2004        2003        2002       2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $          1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
Income from Operations
   Net investment income                             0.020          0.024       0.009       0.010       0.018       0.047
Less Dividends
   Net investment income                            (0.020)        (0.024)     (0.009)     (0.010)     (0.018)     (0.047)
                                          -------------------------------------------------------------------------------
Net asset value, end of period            $          1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
-------------------------------------------------------------------------------------------------------------------------

Ratio/Supplemental Data
Total return                                          1.97%(1)       2.41%       0.89%       1.01%       1.83%       5.04%
Net assets, end of period (000's)         $        177,336       $145,135    $133,688    $179,348    $123,094    $ 96,224

Ratio to average net assets:
   Net investment income                              3.92%(2)       2.38%       0.87%       0.97%       1.80%       4.71%
   Operating expenses
      Including reimbursement, waiver or
       recoupement                                    0.32%(2)       0.29%       0.30%       0.33%       0.33%       0.22%
      Excluding reimbursement, waiver or
       recoupement                                    0.32%(2)       0.29%       0.29%       0.27%       0.29%       0.31%
=========================================================================================================================

   (1)  Unannualized.

   (2)  Annualized.

   The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2006

Notes to Fund Financial Statements
(Unaudited)

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series ("Liquid Asset Fund"), the Cadre Reserve Fund - Money Market Series ("Money Reserve Fund") and the Cadre Reserve Fund - U.S. Government Series ("Government Reserve Fund") (collectively the "Funds"). The Funds commenced operations on May 3, 1999, May 19, 1999 and January 5, 1999, respectively.

The Liquid Asset Fund and the Money Reserve Fund invest all of their investable assets in the Money Market Portfolio (the "Money Portfolio"). The Government Reserve Fund invests all of its investable assets in the U.S. Government Money Market Portfolio ("Government Portfolio"). The Money Portfolio and the Government Portfolio (collectively "the Portfolios") are both series of the Trust that have substantially the same investment objectives, policies and restrictions as the Funds which invest in them.

The value of the Liquid Asset Fund's and Money Reserve Fund's investments in the Money Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Money Portfolio (2.8% for Liquid Asset Fund and 11.4% for Money Reserve Fund at March 31, 2006.) The value of the Government Reserve Fund's investments in the Government Portfolio, as reflected in the Statements of Assets and Liabilities, reflects that fund's proportionate interest in the net assets of the Government Portfolio (59.2% at March 31, 2006.) The Funds' performance is directly affected by the performance of the Portfolio in which it is invested. The financial statements of the Portfolios, including each Portfolio's Statement of Net Assets, are included later on in this report and should be read in conjunction with the Funds' financial statements.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Valuation of Securities Each Fund's investment in the Portfolios is valued at the respective Portfolios' net asset value per share as of the close of each business day. Valuation of securities by the Portfolios is discussed in Note 2 of each Portfolio's Notes to Financial Statements, which are included later on in this report.

                                             Cadre Institutional Investors Trust
                                             Semi-Annual Report ~ March 31, 2006

Investment Income The Funds record their proportionate share of each Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of each Portfolio are allocated on a pro-rata basis among the Funds and the other investors in each respective Portfolio at the time of such determination.

Dividends to Shareholders Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes Each Fund is treated as a separate entity for federal income tax purposes. The Funds intend to qualify each year as "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve them from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required.

Expenses Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

Note 3 - Transactions with Affiliates

Under an Administration Agreement with the Trust, PFM Asset Management LLC ("PFM") is responsible for certain aspects of the administration and operation of the Funds. For its services, PFM is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

                                       Cadre Liquid Asset      Cadre Reserve        Cadre Reserve
                                       Fund - Money Market  Fund - Money Market      Fund - U.S.
                Average Net Assets           Series               Series          Government Series
---------------------------------------------------------------------------------------------------
Up to $250,000,000                             0.19%                  0.10%                  0.10%
$250,000,001 - $1,000,000,000                 0.165%                 0.075%                 0.075%
Over $1,000,000,000                            0.14%                  0.05%                  0.05%

Under a Transfer Agent Agreement with the Trust, PFM is responsible for providing shareholder recordkeeping services to the Funds. For its services, PFM is paid an annual fee of 0.05% of each Fund's first $250 million average daily net assets, 0.04% of each Fund's next $750 million average daily net assets and 0.03% of each Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Funds, has entered into a Distribution Agreement with PFM's wholly-owned subsidiary, PFM Fund Distributors, Inc. ("PFM Fund Distributors"), under which PFM Fund Distributors acts as the exclusive distributor of the shares of the Liquid Asset Fund, Money Reserve Fund and Government Reserve Fund. PFM Fund Distributors is not compensated by the Trust or the Funds for its services.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2006

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an annual retainer of $2,500. Members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives and annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of the Funds, has entered into agreements with various of its service providers which provide for indemnification of the service providers and their affiliates against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust's management believes the likelihood of a claim being made is remote.

Note 4 - Waiver of Fees and Reimbursement of Expenses

PFM has voluntarily agreed to waive a portion of its fees and to reimburse the Money Reserve Fund and Government Reserve Fund for certain expenses to the extent the total operating expenses of the Funds exceed an annualized percentage of 0.30% and 0.33%, respectively, of the Fund's average daily net assets. In addition, the Liquid Asset Fund's previous administrator had agreed to waive portions of its fees and reimburse the Liquid Asset Fund for certain expenses to the extent that the total operating expenses of that fund exceed annualized percentages which varied from 0.47% to 0.67% of the fund's average daily net assets.

The Trust has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which each Fund is obligated to reimburse PFM for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses are below the expense limitation. The Trust has determined that some reimbursable costs were unrecoverable under the Plan. Therefore the balances due to PFM have been reduced by these amounts.

The chart that follows depicts the fees waived by both PFM during the six-month period ended March 31, 2006 and cumulatively by PFM or the Funds' prior administrator so that the Fund could meet these expense limitations. The chart that follows also includes the amounts reimbursed to PFM and the amounts deemed unrecoverable under the Plan both during the six-month period ended March 31, 2006 and cumulatively by both PFM and the Funds' prior administrator, as well as the amounts which remain to be recoverable as March 31, 2006 for each Fund.

                                             Cadre Institutional Investors Trust
                                             Semi-Annual Report ~ March 31, 2006

                                     Cadre Liquid Asset                 Cadre Reserve                     Cadre Reserve
                                Fund - Money Market Series       Fund - Money Market Series       Fund - U.S. Government Series
                             ----------------------------------------------------------------------------------------------------
                                 Current        Life to Date       Current        Life to Date      Current        Life to Date
                             ----------------------------------------------------------------------------------------------------
Waived fees                  $             0  $        63,290  $             0  $       154,666  $             0  $       225,809
Subsidized expenses                        0           51,651                0           56,305                0          114,088
                             ----------------------------------------------------------------------------------------------------
Total waivers and subsidies                0          114,941                0          210,971                0          339,987
Amounts reimbursed                         0           74,163                0          140,583                0          173,547
                             ----------------------------------------------------------------------------------------------------
Amount unrecoverable                       0           40,778                0           56,305                0          166,350
                             ----------------------------------------------------------------------------------------------------
Remaining recoverable        $             0  $             0  $             0  $        14,083  $             0  $             0
                             ----------------------------------------------------------------------------------------------------
Expense limit in effect
  during six month
  period ended
  March 31, 2006                              N/A                             0.30%                            0.33%
                             ----------------------------------------------------------------------------------------------------

Note 5 - Governmental Accounting Standards

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of March 31, 2006 have been provided for the information of the Funds' participants. Since the Funds invest all of their investable assets in the Portfolios, the information which follows represents that of the securities held by each respective Portfolio.

Credit Risk The Money Portfolio invests in short-term debt securities, including: debt obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"); certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks; commercial paper and other obligations of domestic corporations; and repurchase agreements with respect to the foregoing types of securities. The Government Portfolio invests in short-term debt securities, including: debt obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"); and repurchase agreements with respect to the foregoing types of securities. Investments purchased by the Portfolios must be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization), or, if unrated, be of comparable quality as determined in accordance with procedures established by the Trust's Board of Trustees.

As of March 31, 2006, each Portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor's as follows:

     S&P        Percentage of       Percentage of
   Rating      Money Portfolio    Government Portfolio
------------ ------------------- ---------------------
    AAA                16.4%                52.9%
    A-1+               63.1%                47.1%
    A-1                20.5%                  -

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2006

The above ratings of the Portfolios include the ratings of collateral underlying repurchase agreements in effect at March 31, 2006.

Concentration of Credit Risk The Money Portfolio does not invest more than 25% of the value of its net assets in obligations of domestic banks and each Portfolio may also invest more than 25% of the value of its net assets in Government Securities. The Portfolios do not invest in obligations of foreign banks or their U.S. branches. Each Portfolio's investment portfolio at March 31, 2006 included the following issuers which individually represented greater than 5% of each Portfolio's total investment portfolio:

                                     Percentage of          Percentage of
      Issuer                        Money Portfolio      Government Portfolio
-----------------------------------------------------------------------------
Fannie Mae                                    < 5%                    44.4%
Morgan Stanley                               14.4%                    19.2%
Goldman Sachs Group                          13.4%                    19.2%
Federal Home Loan Bank                        < 5%                    10.2%
Freddie Mac                                   < 5%                     7.0%

Interest Rate Risk Each Portfolio's investment policy limits its exposure to market value fluctuations due to changes in interest rates by requiring that (1) the Portfolios maintain a dollar-weighted average maturity of not greater than ninety days; and (2) requiring that any investment securities purchased by the Portfolios have remaining maturities of 397 days or less.

The weighted average maturity of the Money Portfolio and Government Portfolio entire portfolios at March 31, 2006 were 31 days and 40 days, respectively. The fair value and weighted average maturity of the investment types of each Portfolio at March 31, 2006 is as follows:

                                        Money Portfolio                   Government Portfolio
                               ----------------------------------------------------------------------
                                                     Weighted                            Weighted
     Type of Investments          Fair Value     Average Maturity     Fair Value     Average Maturity
-----------------------------------------------------------------------------------------------------
U.S. Government Agency Bonds   $    181,882,371          203 Days  $     95,921,751          115 Days
U.S. Government Agency Notes        133,976,570           21 Days       112,530,512           40 Days
Asset-Backed Commercial Paper       423,372,781           14 Days                --                --
Commercial Paper                    814,382,567            8 Days                --                --
Repurchase Agreements               148,610,000            3 Days       129,930,000            3 Days
                               ----------------                    ----------------
                               $  1,702,224,289                    $    338,382,263
                               ----------------                    ----------------

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security's interest rate next resets; and (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date.

                                             Cadre Institutional Investors Trust
                                             Semi-Annual Report ~ March 31, 2006

Money Market Portfolio
Statement of Net Assets
March 31, 2006
(Unaudited)

                                                                                                   Face
                                                                                                  Amount              Value
--------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Commercial Paper (25.5%)
Amstel Funding Corp.
                4.61%        4/4/06  ......................................................... $ 50,000,000       $   49,980,875
Atlantis One Funding Corp.
                4.58%        4/4/06  .........................................................   60,000,000           59,977,300
Grampian Funding LLC
                4.59%        4/3/06  .........................................................   50,000,000           49,987,306
                4.58%       4/26/06  .........................................................   17,960,000           17,903,501
Greyhawk Funding LLC
                4.76%       4/17/06  .........................................................   26,882,000           26,825,369
                4.75%       4/18/06  .........................................................   50,000,000           49,888,319
Kitty Hawk Funding Corp.
                4.72%       4/17/06  .........................................................   20,125,000           20,082,961
                4.61%       4/27/06  .........................................................   49,110,000           48,948,264
Ranger Funding Co.
                4.72%       4/17/06  .........................................................   70,000,000           69,853,778
Yorktown Capital LLC
                4.75%       4/20/06  .........................................................   30,000,000           29,925,108
                                                                                                                  --------------
Total Asset-Backed Commercial Paper ..............................................................................   423,372,781
                                                                                                                  --------------
Commercial Paper (49.2%)
Bank of America
                4.81%        4/4/06  .........................................................   80,000,000           79,967,934
Bear Stearns Co.
               *4.62%       9/18/06  .........................................................   80,000,000           80,000,000
Citigroup
                4.58%       4/24/06  .........................................................   75,000,000           74,782,938
CS First Boston
                4.75%       4/20/06  .........................................................   75,000,000           74,812,771
Goldman Sachs
               *4.74%       7/14/06  .........................................................   80,000,000           80,000,000
Morgan Stanley Dean Witter
               *4.86%       7/10/06  .........................................................   65,000,000           65,000,000
Prudential Funding LLC
                4.84%        4/3/06  .........................................................   30,000,000           29,991,933
                4.77%        4/4/06  .........................................................   50,000,000           49,980,125
Rabobank USA Finance Corp.
                4.83%        4/3/06  .........................................................   30,000,000           29,991,950
                4.77%        4/5/06  .........................................................   50,000,000           49,973,500
Societe Generale, N.A.
                4.77%        4/3/06  .........................................................   75,000,000           74,980,125
Toronto Dominion Corp.
                4.79%       4/13/06  .........................................................   50,000,000           49,920,333
UBS Finance Delaware LLC
                4.59%        4/3/06  .........................................................   75,000,000           74,980,958
                                                                                                                  --------------
Total Commercial Paper ...........................................................................................   814,382,567
--------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2006

                                                                                                   Face
                                                                                                  Amount              Value
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations (19.0%)
Fannie Mae Discount Notes
                3.70%       4/28/06  ......................................................... $  2,421,000       $    2,414,490
Fannie Mae Mortgage-Backed Security
  Discount Notes
                4.48%        4/3/06  .........................................................   20,000,000           19,995,067
                4.56%        4/3/06  .........................................................   25,000,000           24,993,736
                4.59%        5/1/06  .........................................................   48,000,000           47,818,400
                4.75%        5/1/06  .........................................................   30,551,000           30,438,606
Fannie Mae Notes
               *4.76%       7/17/06  .........................................................   40,000,000           39,998,251
                4.02%       7/12/06  .........................................................    9,500,000            9,480,186
                4.16%       7/28/06  .........................................................    6,000,000            5,962,120
Fannie Mae Notes (Callable)
                3.72%       4/28/06  .........................................................   10,000,000            9,992,095
                4.77%       1/12/07  .........................................................   35,000,000           34,530,597
                4.82%       1/12/07  .........................................................   20,000,000           19,807,960
Federal Home Loan Bank Notes
                3.71%       4/24/06  .........................................................    3,000,000            2,998,690
Federal Home Loan Bank Notes (Callable)
                4.74%      12/12/06  .........................................................   15,150,000           14,921,484
                5.17%        3/5/07  .........................................................   30,000,000           29,918,342
Freddie Mac Discount Notes
                3.61%       4/18/06  .........................................................    8,330,000            8,316,271
Freddie Mac Notes (Callable)
                5.13%       3/16/07  .........................................................   14,600,000           14,272,646
                                                                                                                  --------------
Total U.S. Government and Agency Obligations ....................................................................    315,858,941
                                                                                                                  --------------
Repurchase Agreements (9.0%)
Goldman Sachs
                4.78%        4/3/06  .........................................................  148,610,000          148,610,000
                (Dated 3/31/06, repurchase price $148,669,196, collateralized by Fannie Mae securities, 5.5%, maturing 5/2/06, market value $50,665,231; and Freddie Mac securities, 0%-5.5%, maturing
                4/18/06-7/15/06, market value $99,917,886)
                                                                                                                  --------------
Total Repurchase Agreements .....................................................................................    148,610,000
                                                                                                                  --------------
Total Investments (102.7%).......................................................................................  1,702,224,289
Other Assets in Excess of Other Liabilities (-2.7%)..............................................................    (44,086,961)
                                                                                                                  --------------
Net Assets (100.0%) ............................................................................................. $1,658,137,328
                                                                                                                  ==============
Net Asset Value, Offering Price and Redemption Price Per Share ..................................................          $1.00
================================================================================================================================

* Floating or variable rate note; rate shown is that which was in effect at March 31, 2006.

    The accompanying notes are an integral part of these financial statements

                                             Cadre Institutional Investors Trust
                                             Semi-Annual Report ~ March 31, 2006

Money Market Portfolio
Statement of Assets and Liabilities
March 31, 2006
(Unaudited)

--------------------------------------------------------------------------------
Assets
   Investments, at value                                          $1,702,224,289
   Cash                                                                   13,253
   Interest receivable                                                 1,631,485
   Receivable for securities sold                                     64,939,712
   Other assets                                                            1,252
                                                                  --------------
        Total assets                                               1,768,809,991
                                                                  --------------
Liabilities
   Payable for securities purchased                                  110,438,606
   Investment advisory fees payable                                      104,224
   Custodian fees payable                                                 13,687
   Audit and tax fees payable                                             13,200
   Accrued trustee fees and expenses                                       1,861
   Legal fees payable                                                     29,549
   Other accrued expenses                                                 71,536
                                                                  --------------
        Total liabilities                                            110,672,663
                                                                  --------------
Net Assets                                                        $1,658,137,328
                                                                  ==============
Net Asset Value, Offering Price and
 Redemption Price Per Share                                       $         1.00
                                                                  ==============
Net Assets Consist of
    Common stock, at par value of $0.001                          $    1,658,137
    Paid-in capital in excess of par value                         1,656,479,191
                                                                  --------------
Shares Issued and Outstanding
 (Unlimited Shares Authorized)                                    $1,658,137,328
================================================================================

Statements of Operations
(Unaudited)

                                                                  Year Ended
                                            Six Months Ended     September 30,
                                             March 31, 2006          2005
--------------------------------------------------------------------------------
Investment Income
   Interest                                 $     31,790,917   $     40,905,704
Expenses
   Investment advisory fees                          593,551          1,224,536
   Custodian fees                                     27,865             61,851
   Trustees' fees and expenses                        27,000             61,852
   Audit and tax fees                                 13,200             48,000
   Legal fees                                         63,163             42,482
   Ratings fees                                        9,000             34,800
   Other expenses                                     46,011             40,746
                                            -----------------------------------
        Net expenses                                 779,790          1,514,267
                                            -----------------------------------
Net investment income                             31,011,127         39,391,437
Realized net (loss) on
 sale of securities                                  (34,521)           (64,641)
                                            -----------------------------------
Net Increase in Net Assets                  $     30,976,606   $     39,326,796
================================================================================

    The accompanying notes are an integral part of these financial statements

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2006

Money Market Portfolio
Statements of Changes in Net Assets
(Unaudited)

                                                                          Year Ended September 30,
                                                  Six Months Ended   -----------------------------------
                                                   March 31, 2006          2005               2004
--------------------------------------------------------------------------------------------------------
Operations
   Net investment income                          $     31,011,127   $     39,391,437   $     15,224,141
   Realized net gain (loss) on
     sale of securities                                    (34,521)           (64,641)           131,996
                                                  ------------------------------------------------------
       Net increase in net assets
        resulting from operations                       30,976,606         39,326,796         15,356,137
Share transactions
   Contributions                                     4,575,293,060      8,805,723,669     19,946,138,962
   Withdrawals                                      (4,571,451,968)    (8,961,807,640)   (19,832,308,445)
                                                  ------------------------------------------------------
       Net increase (decrease) in
        net assets resulting from
        beneficial interest transactions                 3,841,092       (156,083,971)       113,830,517
                                                  ------------------------------------------------------
   Total increase (decrease) in net assets              34,817,698       (116,757,175)       129,186,654
Net Assets
   Beginning of period                               1,623,319,630      1,740,076,805      1,610,890,151
                                                  ------------------------------------------------------
   End of period                                  $  1,658,137,328   $  1,623,319,630   $  1,740,076,805
========================================================================================================

Financial Highlights
(Unaudited)

                                                                               Year Ended September 30,
For a share outstanding          Six Months Ended      ------------------------------------------------------------------------
throughout the period             March 31, 2006           2005           2004           2003           2002          2001
-------------------------------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                                 2.10%(1)          2.60%          1.11%          1.28%          2.07%          5.21%
Net assets, end of period (000)  $      1,658,137      $  1,623,320   $  1,740,077   $  1,610,890   $  1,594,058   $  1,580,067
Ratio to average net assets:
     Net investment income                   4.17%(2)          2.57%          1.20%          1.27%          2.04%          4.82%
     Operating expenses                      0.10%(2)          0.10%          0.10%          0.09%          0.09%          0.10%
===============================================================================================================================

(1)   Unannualized.

(2)   Annualized.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Notes to Money Market Portfolio Financial Statements
(Unaudited)

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

                                             Cadre Institutional Investors Trust
                                             Semi-Annual Report ~ March 31, 2006

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of their financial statements.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the 1940 Act. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis and to require that the value of the collateral, including accrued interest, is maintained in an amount at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Taxes The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio that is subject to federal income taxation will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio that is registered under the 1940 Act will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Expenses Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2006

Note 3 - Transactions with Affiliates

Under an Investment Advisory Agreement with the Trust, PFM Asset Management LLC ("PFM") provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio's average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFM, acts as the placement agent for the shares of the Portfolio. The Distributor is not compensated for its services by the Trust or the Portfolio.

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an annual retainer of $2,500. Members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives and annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of the Funds, has entered into agreements with various of its service providers which provide for indemnification of the service providers and their affiliates against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust's management believes the likelihood of a claim being made is remote.


                                             Cadre Institutional Investors Trust
                                             Semi-Annual Report ~ March 31, 2006

U.S. Government Money Market Portfolio
Statement of Net Assets
March 31, 2006
(Unaudited)

                                                                                                   Face
                                                                                                   Amount              Value
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations (69.7%)
Fannie Mae Mortgage-Backed Securities Discount Notes
                4.44%        4/3/06  .......................................................... $ 15,000,000        $ 14,996,342
                4.52%        4/3/06  ..........................................................    9,000,000           8,997,750
                4.56%        4/3/06  ..........................................................   18,200,000          18,195,430
                4.75%        5/1/06  ..........................................................   40,000,000          39,852,844
                4.59%        5/1/06  ..........................................................   15,000,000          14,943,250
Fannie Mae Notes
                4.78%        5/9/06  ..........................................................   10,000,000           9,999,688
                4.76%       7/17/06  ..........................................................   20,000,000          19,999,125
                4.84%       5/15/06  ..........................................................    3,000,000           2,990,613
                3.99%       7/12/06  ..........................................................    3,400,000           3,393,181
                4.70%       9/28/06  ..........................................................    5,420,000           5,370,981
                4.78%       1/12/07  ..........................................................    5,000,000           4,932,749
Fannie Mae Notes (Callable)
                4.75%       4/28/06  ..........................................................    6,600,000           6,589,023
Federal Home Loan Bank Discount Notes
                4.72%       4/26/06  ..........................................................    4,100,000           4,086,618
Federal Home Loan Bank Notes
                5.11%       3/27/06  ..........................................................    5,000,000           4,994,694
Federal Home Loan Bank Notes (Callable)
                4.95%       6/15/06  ..........................................................    1,500,000           1,499,698
                4.96%       6/30/06  ..........................................................    5,000,000           4,963,938
                4.18%        7/7/06  ..........................................................    7,000,000           6,960,446
                4.84%       11/6/06  ..........................................................    7,000,000           6,918,806
                5.17%        3/5/07  ..........................................................    5,000,000           4,986,390
Freddie Mac Discount Notes
                3.61%       4/18/06  ..........................................................    1,500,000           1,497,528
                4.73%        5/1/06  ..........................................................   10,000,000           9,960,750
Freddie Mac Notes
                5.64%       4/15/06  ..........................................................    5,905,000           5,897,741
                5.03%       9/22/06  ..........................................................    1,500,000           1,492,382
                4.74%      11/28/06  ..........................................................    5,000,000           4,932,296
                                                                                                                    ------------
Total U.S. Government and Agency Obligations .................................................. ...................  208,452,263
                                                                                                                    ------------
Repurchase Agreements (43.4%)
Goldman Sachs
                4.78%        4/3/06  ..........................................................   64,930,000          64,930,000
                (Dated 3/31/06, repurchase price $64,955,864, collateralized by U.S. Treasury securities, 1.88%-3.38%, maturing 1/15/12-7/15/13, market value $18,325,118; and Fannie Mae securities 0%, maturing 9/27/06, market value $47,903,774) Morgan Stanley
                4.75%        4/3/06  ..........................................................   65,000,000         65,000,000
                (Dated 3/31/06, repurchase price $65,025,729, collateralized by Fannie Mae securities, 2.45%-3.84%, maturing 9/29/06-1/26/07, market value $67,402,530)
                                                                                                                    ------------
Total Repurchase Agreements .......................................................................................  129,930,000
                                                                                                                    ------------
Total Investments (113.1%) ........................................................................................  338,382,263
Other Liabilities in Excess of Other Assets (-13.1%)...............................................................  (39,158,225)
                                                                                                                    ------------
Net Assets (100.0%) ..............................................................................................  $299,224,038
                                                                                                                    ============
Net Asset Value, Offering Price and Redemption Price Per Share ....................................................       $ 1.00
================================================================================================================================

* Floating or variable rate note; rate shown is that which was in effect at March 31, 2006.

   The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2006

U.S. Government Money Market Portfolio
Statement of Assets and Liabilities
March 31, 2006
(Unaudited)

--------------------------------------------------------------------------------
Assets
   Investments, at value                                           $338,382,263
   Cash                                                                  29,058
   Interest receivable                                                  713,396
   Other assets                                                             173
                                                                   -------------
        Total assets                                                339,124,890
                                                                   -------------
Liabilities
   Amount payable for securities
    purchased not yet received                                       39,852,844
   Investment advisory fees payable                                      14,746
   Custodian fees payable                                                 4,055
   Audit and tax fees payable                                            13,200
   Accrued trustee fees and expenses                                        459
   Legal fees payable                                                     5,443
   Other accrued expenses                                                10,105
                                                                   -------------
        Total Liabilities                                            39,900,852
                                                                   -------------
Net Assets                                                         $299,224,038
                                                                   =============
Net Asset Value, Offering Price and
 Redemption Price Per Share                                              $ 1.00
                                                                   =============
Net Assets Consist of
    Common stock, at par value of $0.001                           $    299,224
    Paid-in capital in excess of par value                          298,924,814
                                                                   -------------
Shares Issued and Outstanding (Unlimited Shares Authorized)        $299,224,038
================================================================================

Statements of Operations
(Unaudited)

                                                                   Year Ended
                                              Six Months Ended    September 30,
                                               March 31, 2006         2005
--------------------------------------------------------------------------------
Investment Income
   Interest                                   $      5,915,340  $      7,371,588
Expenses
   Investment advisory fees                             83,991           165,354
   Custodian fees                                        8,139            17,930
   Trustees' fees and expenses                           4,923             9,000
   Audit and tax fees                                   13,200            33,000
   Legal fees                                           11,960            10,816
   Ratings fees                                         15,797            31,169
   Other expenses                                       12,560             6,157
                                              ----------------------------------
        Net expenses                                   150,570           273,426
                                              ----------------------------------
Net investment income                                5,764,770         7,098,162
Realized net gain on sale
  of securities                                          3,906             1,244
                                              ----------------------------------
Net Increase in Net Assets                    $      5,768,676  $      7,099,406
================================================================================

   The accompanying notes are an integral part of these financial statements.

                                             Cadre Institutional Investors Trust
                                             Semi-Annual Report ~ March 31, 2006

U.S. Government Money Market Portfolio
Statements of Changes in Net Assets
(Unaudited)

                                                                                      Year Ended September 30,
                                                             Six Months Ended   -----------------------------------
                                                              March 31, 2006          2005               2004
-------------------------------------------------------------------------------------------------------------------
Operations
   Net investment income                                     $      5,764,770   $      7,098,162   $      2,811,334
   Realized net gain on sale of securities                              3,906              1,244                424
                                                             ------------------------------------------------------
       Net increase in net assets resulting from operations
                                                                    5,768,676          7,099,406          2,811,758
Share transactions
   Contributions                                                  652,513,936      1,306,274,320      3,107,576,216
   Withdrawals                                                   (610,804,443)    (1,291,055,332)    (3,179,507,891)
                                                             ------------------------------------------------------
       Net increase (decrease) in net assets resulting from
           beneficial interest transactions                        41,709,493         15,218,988        (71,931,675)
                                                             ------------------------------------------------------
   Total increase (decrease) in net assets                         47,478,169         22,318,394        (69,119,917)
Net Assets
   Beginning of period                                            251,745,869        229,427,475        298,547,392
                                                             ------------------------------------------------------
   End of period                                             $    299,224,038   $    251,745,869   $    229,427,475
===================================================================================================================

Financial Highlights
(Unaudited)

                                                                     Year Ended September 30,
For a share outstanding          Six Months Ended      ----------------------------------------------------
throughout the period             March 31, 2006         2005       2004        2003       2002      2001
-----------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                                 2.07%(1)      2.60%      1.09%      1.24%      2.05%      5.13%
Net assets, end of period (000)  $        299,224      $251,746   $229,427   $298,547   $162,884   $138,218
Ratio to average net assets:
     Net investment income                   4.12%(2)      2.58%      1.17%      1.19%      2.03%      5.13%
     Operating expenses                      0.11%(2)      0.10%      0.10%      0.09%      0.11%      0.12%
===========================================================================================================

(1)   Unannualized.

(2)   Annualized.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Notes to U.S. Government Money Market Portfolio Financial Statements (Unaudited)

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2006

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of their financial statements.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the 1940 Act. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis and to require that the value of the collateral, including accrued interest, is maintained in an amount at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Taxes The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio that is subject to federal income taxation will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio that is registered under the 1940 Act will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Expenses Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.


                                             Cadre Institutional Investors Trust
                                             Semi-Annual Report ~ March 31, 2006

Note 3 - Transactions with Affiliates

Under an Investment Advisory Agreement with the Trust, PFM Asset Management LLC ("PFM") provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.06% of the Portfolio's average daily net assets.

PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFM, acts as the placement agent for the shares of the Portfolio. The Distributor is not compensated for its services by the Trust or the Portfolio.

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an annual retainer of $2,500. Members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives and annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of the Funds, has entered into agreements with various of its service providers which provide for indemnification of the service providers and their affiliates against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust's management believes the likelihood of a claim being made is remote.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2006

Other Fund Information
(Unaudited)

Board Consideration of Portfolios' Investment Advisory Agreement

The Investment Advisory Agreement (the "Investment Advisory Agreement") between the Trust and PFM had an initial term of two years. The Investment Advisory Agreement provides that it may be continued in effect from year to year after its initial term, subject to approval by: (i) the Board; or (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Trust; provided that, in either event, the continuance must also be approved by the Trustees who are not "interested persons," as defined by the 1940 Act, of the Trust (the "Independent Trustees"), by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of the Investment Advisory Agreement for an additional annual period was approved by the Board, and by the Independent Trustees, at a meeting held in person on November 17, 2005. The Independent Trustees were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of PFM.

In considering this matter, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by PFM; and information relating to the costs and profitability of PFM ("Profitability Analysis") from its relationship with the Trust.

Information was provided and considered by the Board for each Portfolio individually. In approving the continuance of the Investment Advisory Agreement, the Board, including a majority of Independent Trustees, determined that the existing advisory fee structure for each Portfolio was fair and reasonable in light of the services provided and that the continuance of the Investment Advisory Agreement was in the best interests of the Trust and its shareholders. No single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the continuation of the Investment Advisory Agreement. The primary factors relevant to the Board's deliberations and determination, to approve the continuation of the Investment Advisory Agreement were:

Nature, Extent and Quality of Services In considering the nature, extent and quality of services provided by PFM to the Portfolios and their shareholders, the Board considered PFM's research and portfolio management capabilities, administrative and compliance infrastructure, and ability to monitor the administrative, transfer agency and other functions performed for the Trust. The Board noted its overall satisfaction with the nature, extent and quality of services provided by PFM and concluded that the Trust was receiving all services required from PFM under the Investment Advisory Agreement and that such services were of high quality.

Investment Performance The Board considered the investment performance of the Portfolios. It reviewed the performance of the Portfolios relative to that of comparable funds, including other accounts and funds managed by PFM. The Board concluded that the performance of the Portfolios compared favorably with the performance of similar funds.

                                             Cadre Institutional Investors Trust
                                             Semi-Annual Report ~ March 31, 2006

Comparative Fees and Expenses The Board also evaluated the fees paid for advisory services. The Board reviewed information concerning the fees and expenses of each Portfolio compared with those of similar accounts, funds and portfolios, including other funds managed by PFM. In reviewing this information, the Board noted that the effective total expense ratios for the Portfolios are well within the range of the fees and expense ratios of similar funds. The Independent Trustees concluded that the fees payable to PFM are reasonable in light of comparative performance and expense and advisory fee information and cost of services provided.

Economies of Scale With regard to economies of scale, the Board noted that economies of scale are realized when a fund's assets increase significantly. The Independent Trustees concluded that, although the net assets of the Portfolios have grown since their inception, the Portfolios have not reached an appropriate size to support further fee reductions based on economies of scale realized by PFM.

Profitability to Adviser The Board reviewed the Profitability Analysis. In doing so, the Board concluded that PFM had not received any significant indirect benefits from its relationship with the Trust or the Portfolios and determined that the current profitability of PFM was not disproportionately large as to bear no reasonable relationship to the services rendered. The Board also determined that, given the overall performance of the Portfolios and superior service levels, the current profitability of PFM resulting from its relationship with the Trust was not excessive.

Experience and Qualifications The Board also reviewed and discussed the experience and qualifications of key personnel of PFM and reviewed biographical information regarding such personnel. The Trustees reviewed the financial information and other information provided regarding PFM concerning brokerage and portfolio transactions and compliance. The Board noted its satisfaction with the services provided by PFM, the quality of the personnel of PFM who service the Portfolios and the responsiveness of PFM's personnel in general.

--------------------------------------------------------------------------------

Information About the Funds' and Portfolios' Expenses
(Unaudited)

As shareholders of the Funds or Portfolios, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. The Funds and Portfolios do not charge their investors distribution (12b-1) fees. With the exception of certain overdraft fees, the Funds or Portfolios do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds and Portfolios do incur operating expenses. So when invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2006. This example illustrates your fund's expenses in two ways:

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2006

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the appropriate line corresponding to each particular Fund under the heading titled "Expenses Paid per $1,000 During Period" for your Fund to estimate the expenses you paid on your account with that particular Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds' actual rates of return, but is useful in making comparisons of the costs of investing in the Funds to those of other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

-------------------------------------------------------------------------------------------------------------------------
Expenses and Value of a $1,000 Investment for the
Six Months Ended March 31, 2006                                                            Ending
                                                                   Beginning           Account Value    Expenses Paid per
                                                                 Account Value           March 31,        $1,000 During
Based on Actual Fund Expenses and Returns                       October 1, 2005             2006             Period*
-------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio (Master)                                    $ 1,000.00           $ 1,020.98           $ 0.53
Cadre Liquid Asset Fund - Money Market Series (Feeder)             $ 1,000.00           $ 1,018.49           $ 3.07
Cadre Reserve Fund - Money Market Series (Feeder)                  $ 1,000.00           $ 1,020.03           $ 1.51
U.S. Government Money Market Portfolio (Master)                    $ 1,000.00           $ 1,020.72           $ 0.54
Cadre Reserve Fund - U.S. Government Series (Feeder)               $ 1,000.00           $ 1,019.69           $ 1.60

Based on Actual Fund Expenses and a Hypothetical 5% Return
Money Market Portfolio (Master)                                    $ 1,000.00           $ 1,024.41           $ 0.53
Cadre Liquid Asset Fund - Money Market Series (Feeder)             $ 1,000.00           $ 1,021.89           $ 3.07
Cadre Reserve Fund - Money Market Series (Feeder)                  $ 1,000.00           $ 1,023.44           $ 1.51
U.S. Government Money Market Portfolio (Master)                    $ 1,000.00           $ 1,024.39           $ 0.55
Cadre Reserve Fund - U.S. Government Series (Feeder)               $ 1,000.00           $ 1,023.35           $ 1.60
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios of 0.10%, 0.61%, 0.30%, 0.10% and 0.32% for the Money Market Portfolio, Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series, U.S. Government Money Market Portfolio and Cadre Reserve Fund - U.S. Government Series, respectively, multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The expenses of the Feeder Funds listed above reflect both the expense allocated to such Feeders from the Master Portfolio, as well as the individual expenses of the Feeder Fund itself. The "Expenses Paid per $1,000 During Period" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees except in overdraft situations, however other funds used to compare may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

                                             Cadre Institutional Investors Trust
                                             Semi-Annual Report ~ March 31, 2006

                      CADRE INSTITUTIONAL INVESTORS TRUST
                                     [LOGO]

                                Fund Information:
                                 1-800-221-4524

                                www.ciitfunds.com


Investment Adviser, Administrator and Transfer Agent
     PFM Asset Management LLC
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101

     Airport Corporate Center
     One Corporate Drive, Suite 101
     Bohemia, New York 11716


Distributor
     PFM Fund Distributors, Inc.
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101


Custodian
     U.S. Bank, National Association
     60 Livingston Avenue
     St. Paul, Minnesota 55107


Independent Registered Public Accounting Firm
     Ernst & Young LLP
     Two Commerce Square, Suite 4000
     2001 Market Street
     Philadelphia, Pennsylvania 19103


Legal Counsel
     Schulte Roth & Zabel LLP
     919 Third Avenue
     New York, New York 10022

Item 2. Code of Ethics

NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORT DATED MARCH 31, 2006.


Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORT DATED MARCH 31, 2006.


Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORT DATED MARCH 31, 2006.


Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE.


Item 6. Schedule of Investments

THE REGISTRANT'S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT'S SEMI-ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FORM N-CSR.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1) NOT APPLICABLE.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED AS EXHIBIT 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cadre Institutional Investors Trust
            --------------------------------------------------------------------


By (Signature and Title)*      /s/ Martin P. Margolis
                         -------------------------------------------------------
                               Martin P. Margolis, President

Date    5/30/06
    ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Martin P. Margolis
                         -------------------------------------------------------
                                          Martin P. Margolis, President


Date    5/30/06
    ---------------------

By (Signature and Title)*                 /s/ Debra J. Goodnight
                         -------------------------------------------------------
                                          Debra J. Goodnight, Treasurer


Date    5/30/06
    ---------------------

* Print the name and title of each signing officer under his or her signature.